SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Range of Exercise Prices $ 1.24 - $ 1.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Limit	$ 1.24
Upper Limit	$ 1.85
Options Outstanding, Number of Shares | shares	297,878
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 1.54
Options Exercisable, Number of Shares | shares	287,878
Options Exercisable, Wtd. Average Exercise Price	$ 1.55
Range of Exercise Prices $ 2.00 - $ 2.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Limit	2.00
Upper Limit	$ 2.25
Options Outstanding, Number of Shares | shares	155,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 2.12
Options Exercisable, Number of Shares | shares	155,000
Options Exercisable, Wtd. Average Exercise Price	$ 2.12
Range of Exercise Prices $ 3.69 - $ 3.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Limit	3.69
Upper Limit	$ 3.74
Options Outstanding, Number of Shares | shares	16,021
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 3.72
Options Exercisable, Number of Shares | shares	16,021
Options Exercisable, Wtd. Average Exercise Price	$ 3.72
Range of Exercise Prices $ 1.24 - $ 3.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Limit	1.24
Upper Limit	$ 3.74
Options Outstanding, Number of Shares | shares	468,899
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.81
Options Exercisable, Number of Shares | shares	458,899
Options Exercisable, Wtd. Average Exercise Price	$ 1.82